Accrued Expenses And Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities

6.    Accrued Expenses and Other Liabilities.

Accrued expenses and other liabilities consist of the following:

	March 31, 2012	December 31, 2011
Accrued compensation and benefits	$225,665	$239,442
Accrued professional fees	114,726	111,920
Accrued pre-clinical and clinical trial expenses	72,362	101,568
Accrued license fees	103,750	102,500
Other	12,459	14,437

Current accrued expenses and other liabilities	528,962	569,867

Deferred rent- non-current	21,845	9,518

Non-current accrued expenses and other liabilities	21,845	9,518

Total accrued expenses and other liabilities	$550,807	$579,385

6.    Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following as of December 31:

	2011	2010
Accrued compensation and benefits	$239,442	$—
Accrued professional fees	111,920	87,212
Accrued pre-clinical and clinical trial expenses	101,568	35,678
Accrued license fees	102,500	50,186
Deferred rent and lease incentive	—	14,853
Other	14,437	5,099

Current accrued expenses and other liabilities	569,867	193,028

Deferred rent and lease incentive- non-current	9,518	14,748

Non-current accrued expenses and other liabilities	9,518	14,748

Total accrued expenses and other liabilities	$579,385	$207,776

During December 2011, in connection with the separation agreement with one of the Company's officers, the Company accrued severance to be paid over the next year to such officer. As of December 31, 2011, approximately $233,000 of such amount was included in accrued compensation and benefits in the table above.